CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total net revenue	$ 46,626,000		$ 40,858,000		$ 177,266,677	$ 187,173,834	$ 173,992,897
Total cost of sales	(40,531,000)		(35,929,000)		(145,388,571)	(161,270,544)	(164,091,469)
Gross profit	6,095,000		4,929,000		31,878,106	25,903,290	9,901,428
Advertising expense	(11,695,000)		(5,707,000)		(21,959,556)	(4,912,269)	(20,703,071)
Selling, general, and administrative expense	(23,410,000)		(12,514,000)		(58,961,360)	(49,677,783)	(54,891,680)
Loss from operations	(29,010,000)		(13,292,000)		(49,042,810)	(28,686,762)	(65,693,323)
Other income (expense), net	(7,201,000)		(913,000)		(20,179,795)	(5,749,814)	291,323
Loss before income taxes	(36,211,000)		(14,205,000)		(69,222,605)	(34,436,576)	(65,402,000)
Income taxes	0		0		0	0	0
Net loss	$ (36,211,000)		$ (14,205,000)		$ (69,222,605)	$ (34,436,576)	$ (65,402,000)
Net loss per common share:
Basic net loss per common share (in dollars per share)	$ (0.54)		$ (1.55)		$ (5.14)	$ (3.80)	$ (7.19)
Diluted net loss per common share (in dollars per share)	$ (0.54)		$ (1.55)		$ (5.14)	$ (3.80)	$ (7.19)
Weighted average shares outstanding:
Basic (in shares)	66,861,005		9,419,197		13,063,482	9,348,633	9,261,222
Diluted (in shares)	66,861,005		9,419,197		13,063,482	9,348,633	9,261,222
Retail
Total net revenue	$ 44,396,000		$ 39,876,000		$ 156,989,110	$ 187,173,834	$ 173,992,897
Total cost of sales	(40,049,000)		(35,664,000)		(142,949,882)	(161,270,544)	(164,091,469)
Loss from operations	(30,282,000)		(13,533,000)		(64,863,125)	(26,244,100)	(63,082,583)
Software & Services
Total net revenue	2,230,000	[1]	982,000	[1]	20,277,567	0	0
Total cost of sales	(482,000)	[1]	(265,000)	[1]	(2,438,689)	0	0
Loss from operations	$ 1,272,000		$ 241,000		$ 15,820,315	$ (2,442,662)	$ (2,610,740)

[1]	For information related to related party transactions, see Note 16.